Related parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of profit or loss
Fixed and variable compensation	$ 60,117	$ 122,892	$ 34,252